Share-based payments (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Share-based payments
Summary of share based payments

				Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Grant date	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
November 24, 2020	5.68	5.72	75	3.6	4
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	5.68	5.72	75	3.6	3
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5
November 30, 2022	6.09	6.09	107	3.1	5
December 1, 2022	5.83	5.83	107	3.0	5
March 22, 2023	5.76	5.14	75	3.6	2
March 25, 2023	5.77	5.23	75	3.6	3
March 25, 2023	5.77	5.23	75	3.6	4
April 20, 2023	5.79	5.27	75	3.6	5

			Expected	Risk-free
Grant date	Exercise price	Market price	volatility	interest rate	Expected life
	$	$	%	%	[years]
May 27, 2020	3.70	3.70	84	0.4	5
May 27, 2020	2.78	3.70	84	0.4	5
October 23, 2020	3.70	3.70	97	0.4	5
November 24, 2020	16.29	13.03	101	0.4	5
February 23, 2021	15.75	15.05	103	0.6	5
May 14, 2021	8.98	9.06	105	0.8	5
July 14, 2021	9.25	9.01	105	0.7	5
September 21, 2021	8.85	8.58	106	0.9	5
January 22, 2022	5.65	5.52	107	1.5	5

Summary of number options granted outstanding

		Weighted
		average
	Number of	exercise
	options	price
	#	$
Balance at August 31, 2021	1,659,121	9.95
Granted	152,500	6.70
Forfeited	(102,500)	13.59
Exercised	(2,703)	3.70
Balance at August 31, 2022	1,706,418	9.45
Granted	160,500	5.84
Forfeited /cancelled	(372,253)	13.09
Stock options modifications	(322,000)	11.75
Exercised	(5,057)	3.70
Balance at May 31, 2023	1,167,608	5.11

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2020	516,216	3.41
Granted	1,148,310	12.86
Forfeited	(5,405)	3.70
Balance at August 31, 2021	1,659,121	9.95
Granted	152,500	6.70
Forfeited	(102,500)	13.59
Exercised	(2,703)	3.70
Balance at August 31, 2022	1,706,418	9.45

Summary of range of number of options outstanding and weighted average remaining contractual life

	Number of	Weighted average	Weighted average
Exercise price	options	grant date	remaining	Exercisable
range	outstanding	fair value	contractual life	options
$	#	$	[years]	#
2.78 - 3.70	511,608	2.48	2.16	497,869
5.65 – 5.83	586,000	2.85	4.51	498,300
6.09 – 8.85	35,000	6.05	7.35	25,000
16.29	35,000	9.33	7.50	35,000

	Number of	Weighted average	Weighted average
	options	grant date	remaining
Exercise price	outstanding	fair value	contractual life	Exercisable
$	#	$	[years]	options
3.70	345,946	2.42	2.75	325,253
2.78	162,162	2.59	2.75	162,162
3.70	10,810	2.69	3.00	7,883
16.29	440,000	9.33	8.25	440,000
15.75	120,000	11.28	3.50	45,000
8.98	500,000	6.91	3.75	500,000
8.85	25,000	6.55	9.25	25,000
5.65	102,500	4.28	4.50	102,500

Schedule of warrant options payment arrangements

				Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Grant date	$	$	%	%	[years]
August 5, 2022	10.30	7.20	100	2.9	3
January 19, 2023	5.63	5.63	100	3.4	3
February 17, 2023	5.67	6.05	100	4.0	3
April 19, 2023	5.64	5.55	75	3.9	3

Schedule of warrants

		Number of warrants	Weighted average remaining
	Exercise price	outstanding	contractual life
Grant date	$	#	[years]
November 23, 2020	16.53	151,800	2.25
August 5, 2022	10.30	50,000	2.92
January 19, 2023	5.63	554,253	2.63
February 17, 2023	5.67	475,059	2.72
April 19, 2023	5.64	381,293	2.88

		Number of	Weighted average
		warrants	remaining
Grant date	Exercise price	outstanding	contractual life
	$	#	[years]
November 23, 2020	16.53	151,800	3.25